Quarterly Financial Data (Unaudited) (Restated) (Details 3) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income				$ 48,959	$ 26,403
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
(Reversal of allowance) allowance for doubtful accounts				(1,136)	188
Depreciation and amortization				2,910	739
Amortization of right-of-use assets				447	314
Deferred income tax expense (benefit)				(181)	190
Share base compensation				7,160
Change in fair value of warrant liability				(19,714)
Changes in assets and liabilities
Accounts receivable				(24,043)	(12,705)
Prepayment and other current assets				(19,340)	4,549
Unamortized produced content				442	1,261
Accounts payable				2,827	3,925
Accrued liabilities and other payables				5,177	449
Other taxes payable				5,555	717
Net cash provided by (used in) operating activities				8,741	26,092
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment				(59)	(7)
Prepayments for acquisition of intangible assets				(2,722)	(15,311)
Net cash used in investing activities				(4,418)	(15,318)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of bank loans				(724)
Proceeds from a third party					3,185
Cash acquired from the acquisition of TKK				23
Net cash (used in) provided by financing activities				5,381	(6,224)
Effect of exchange rate changes				1,108	(68)
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interests paid				239	287
Right of use assets obtained in exchange for operating lease obligations					2,339
As previously reported [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 9,040	$ 2,841	$ 11,884	29,245
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
(Reversal of allowance) allowance for doubtful accounts		381
Depreciation and amortization		448
Amortization of right-of-use assets		87
Deferred income tax expense (benefit)		(73)
Share base compensation		75
Change in fair value of warrant liability
Changes in assets and liabilities
Accounts receivable		(5,253)
Prepayment and other current assets		(49)
Unamortized produced content		291
Accounts payable		591
Advances from customers		(104)
Accrued liabilities and other payables		(469)
Other taxes payable		295
Operating lease liabilities		(179)
Net cash provided by (used in) operating activities		(1,118)	(1,006)	8,741
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment
Prepayments for acquisition of intangible assets
Net cash used in investing activities			(994)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from bank loans		4,299
Repayments of bank loans
Proceeds from a third party
Cash acquired from the acquisition of TKK		23
Net cash (used in) provided by financing activities		4,322	4,322
Effect of exchange rate changes		(162)	(185)
Net (decrease) increase in cash, cash equivalents and restricted cash		3,042	2,137
Cash, cash equivalents and restricted cash, at beginning of period	9,961	6,919	6,919	6,919
Cash, cash equivalents and restricted cash, at end of period	9,056	9,961	9,056		6,919
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interests paid		24
Right of use assets obtained in exchange for operating lease obligations
Restatement Impacts [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	95	18,117	18,213	19,714
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
(Reversal of allowance) allowance for doubtful accounts
Depreciation and amortization
Amortization of right-of-use assets
Deferred income tax expense (benefit)
Share base compensation
Change in fair value of warrant liability	(95)	(18,117)	(18,213)	(19,714)
Changes in assets and liabilities
Accounts receivable
Prepayment and other current assets
Unamortized produced content
Accounts payable
Advances from customers
Accrued liabilities and other payables
Other taxes payable
Operating lease liabilities
Net cash provided by (used in) operating activities
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment
Prepayments for acquisition of intangible assets
Net cash used in investing activities
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from bank loans
Repayments of bank loans
Proceeds from a third party
Cash acquired from the acquisition of TKK
Net cash (used in) provided by financing activities
Effect of exchange rate changes
Net (decrease) increase in cash, cash equivalents and restricted cash
Cash, cash equivalents and restricted cash, at beginning of period
Cash, cash equivalents and restricted cash, at end of period
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interests paid
Right of use assets obtained in exchange for operating lease obligations
As Restated [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	9,135	20,959	30,097	48,959
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
(Reversal of allowance) allowance for doubtful accounts		381
Depreciation and amortization		448
Amortization of right-of-use assets		87
Deferred income tax expense (benefit)		(73)
Share base compensation		75
Change in fair value of warrant liability	(95)	(18,117)	(18,213)	(19,714)
Changes in assets and liabilities
Accounts receivable		(5,253)
Prepayment and other current assets		(49)
Unamortized produced content		291
Accounts payable		591
Advances from customers		(104)
Accrued liabilities and other payables		(469)
Other taxes payable		295
Operating lease liabilities		(179)
Net cash provided by (used in) operating activities		(1,118)	(1,006)	8,741
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment
Prepayments for acquisition of intangible assets
Net cash used in investing activities			(994)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from bank loans		4,299
Repayments of bank loans
Proceeds from a third party
Cash acquired from the acquisition of TKK		23
Net cash (used in) provided by financing activities		4,322	4,322
Effect of exchange rate changes		(162)	(185)
Net (decrease) increase in cash, cash equivalents and restricted cash		3,042	2,137
Cash, cash equivalents and restricted cash, at beginning of period	9,961	6,919	6,919	$ 6,919
Cash, cash equivalents and restricted cash, at end of period	$ 9,056	9,961	$ 9,056		$ 6,919
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interests paid		24
Right of use assets obtained in exchange for operating lease obligations